CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2022
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for the product offerings; competitive pressures due to existing competitors; and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

The Group did not have customers accounted for more than 10% of the revenues for the years ended December 31, 2020, 2021 and 2022.

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits and accounts receivable.

The Group expects that there is no significant credit risk associated with cash, cash equivalents and time deposits, substantially all of which were held by reputable financial institutions located in mainland China and Hong Kong. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality and the doposits are covered by governmental insurance systems. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (“PBOC”) was implemented by the PRC government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500 thousand. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of HK$500 thousand.

Accounts receivable are typically unsecured and denominated in RMB. Accounts receivable primarily comprise of net cash to be collected from reputable mobile app stores, third-party online payment channels, child-upbringing organizations and distributors. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

3. CONCENTRATION OF RISKS (Continued)

Currency convertibility risk

The Group transacts a majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was appreciation of 6.3% and 2.3% during the years ended December 31, 2020 and 2021, respectively, and depreciation of 8.2% during the year ended December 31, 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. To the extent that the Group needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Group would receive from the conversion. Conversely, if the Group decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Group. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s financial results.